Summary of significant accounting policies (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Summary of significant accounting policies
Value-added tax refund	$ 0	$ 0	$ 465,072
Investment grant	0	0	292,487
Equipment of energy projects grants	0	81,896	97,366
Research and development grants	0	0	71,058
Total	$ 0	$ 81,896	$ 925,983